Document and Entity Information	May 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Registrant Name	FRANKLIN CRYPTO TRUST
Entity Incorporation State Country Code	DE
Entity File Number	001-42529
Entity Tax Identification Number	99-6871401
Entity Address Address Line 1	One Franklin Parkway
Entity Address City Or Town	San Mateo
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94403-1906
City Area Code	650
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares of Franklin Crypto Index ETF
Trading Symbol	EZPZ
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002033807
Amendment Flag	false